Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2016	$ 236,346	$ 364	$ 241,536	$ 6,607	$ (12,161)
Balance (in shares) at Dec. 31, 2016		36,446,691
Shares issued on exercise of options	$ 6,908	$ 12	6,896
Shares issued on exercise of options (in shares)	1,104,500	1,104,500
Stock-based compensation expenses	$ 1,424		1,424
Net income (loss)	3,944			3,944
Cash dividends declared ($0.28 per share)	(10,514)			(10,514)
Cash dividends paid	(61)			(61)
Foreign currency translation adjustment	6,311				6,311
Balance at Dec. 31, 2017	244,358	$ 376	249,856	(24)	(5,850)
Balance (in shares) at Dec. 31, 2017		37,551,191
Shares issued on exercise of options	$ 3,955	$ 6	3,949
Shares issued on exercise of options (in shares)	635,800	635,800
Stock-based compensation expenses	$ 3,320		3,320
Net income (loss)	(13,254)			(13,254)
Cash dividends paid	(51)			(51)
Foreign currency translation adjustment	(10,437)				(10,437)
Balance at Dec. 31, 2018	$ 227,891	$ 382	257,125	(13,329)	(16,287)
Balance (in shares) at Dec. 31, 2018	38,186,991	38,186,991
Shares issued on exercise of options	$ 2,635	$ 4	2,631
Shares issued on exercise of options (in shares)	578,000	445,000
Stock-based compensation expenses	$ 539		539
Net income (loss)	(13,191)			(13,191)
Foreign currency translation adjustment	(3,136)				(3,136)
Balance at Dec. 31, 2019	$ 214,738	$ 386	$ 260,295	$ (26,520)	$ (19,423)
Balance (in shares) at Dec. 31, 2019	38,631,991	38,631,991